Earnings Per Share - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net income	R$ 27,113	R$ 24,907	R$ 23,193
Minimum non-cumulative dividends on preferred shares	(105)	(104)	(105)
Total net income available to ordinary equity owners	27,113	24,907	23,193
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	R$ (109)	R$ (109)	R$ (110)
Earnings per share - basic vv
Preferred	4,781,855,588	4,759,872,085	4,734,030,111
Incremental from stock options granted under our share-based payment	45,069,519	55,601,692	62,614,917
Ordinary shares [member]
Earnings per share [line items]
Net income	R$ 13,802	R$ 12,708	R$ 11,938
Weighted average number of shares outstanding	4,958,290,359	4,958,290,359	5,021,834,934
Total net income available to ordinary equity owners	R$ 13,802	R$ 12,708	R$ 11,938
Dividend on preferred shares after dilution effects	(64)	(72)	(76)
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners
Retained earnings	13,693	12,599	11,828
Net income available to ordinary equity owners considering preferred shares after the dilution effect	R$ 13,738	R$ 12,636	R$ 11,862
Earnings per share - basic vv
Basic earnings per share	R$ 2.78	R$ 2.56	R$ 2.38
Preferred	4,958,290,359	4,958,290,359	5,021,834,934
Common	4,958,290,359	4,958,290,359	5,021,834,934
Common	R$ 2.77	R$ 2.55	R$ 2.36
Preference shares [member]
Earnings per share [line items]
Net income	R$ 13,311	R$ 12,199	R$ 11,255
Weighted average number of shares outstanding	4,781,855,588	4,759,872,085	4,734,030,111
Total net income available to ordinary equity owners	R$ 13,311	R$ 12,199	R$ 11,255
Dividend on preferred shares after dilution effects	64	72	76
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners
Retained earnings	13,206	12,095	11,150
Net income available to ordinary equity owners considering preferred shares after the dilution effect	R$ 13,375	R$ 12,271	R$ 11,331
Earnings per share - basic vv
Basic earnings per share	R$ 2.78	R$ 2.56	R$ 2.38
Preferred	4,826,925,107	4,815,473,777	4,796,645,028
Common	4,781,855,588	4,759,872,085	4,734,030,111
Common	R$ 2.77	R$ 2.55	R$ 2.36